Parent Company (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 1,447,000,000	$ 1,477,000,000	$ 1,529,000,000	$ 1,432,000,000	$ 1,308,000,000	$ 1,366,000,000	$ 1,405,000,000	$ 1,280,000,000	$ 5,885,000,000	$ 5,359,000,000	$ 4,482,000,000
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Gain on sale of securities									(100,000,000)	(136,000,000)	(126,000,000)
Premium paid on debt exchange									0	0	(541,000,000)
Net cash provided by operating activities									10,990,000,000	8,547,000,000	7,082,000,000
Cash Flows from Investing Activities
Purchase of premises and equipment									1,195,000,000	1,006,000,000	1,053,000,000
Net cash (used in) provided by investing activities									(7,967,000,000)	(7,269,000,000)	(6,545,000,000)
Cash Flows from Financing Activities
(Principal payments on) / issuance of long term debt									(12,768,000,000)	(14,763,000,000)	(14,076,000,000)
Issuance of American Express preferred shares									742,000,000	0	0
Issuance of American Express common shares and other									362,000,000	721,000,000	443,000,000
Repurchase of American Express common shares									(4,389,000,000)	(3,943,000,000)	(3,952,000,000)
Dividends paid									(1,041,000,000)	(939,000,000)	(902,000,000)
Net cash provided by (used in) financing activities									11,000,000	(3,891,000,000)	(3,268,000,000)
Net increase (decrease) in cash and cash equivalents									2,802,000,000	(2,764,000,000)	(2,643,000,000)
Cash and cash equivalents at beginning of year				19,486,000,000				22,250,000,000	19,486,000,000	22,250,000,000	24,893,000,000
Cash and cash equivalents at end of year	22,288,000,000				19,486,000,000				22,288,000,000	19,486,000,000	22,250,000,000
Parent Company [Member]
Cash Flows from Operating Activities
Net income									5,885,000,000	5,359,000,000	4,482,000,000
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Equity in net income of subsidiaries and affiliates									(6,301,000,000)	(5,838,000,000)	(4,966,000,000)
Dividends received from subsidiaries and affiliates									5,455,000,000	4,768,000,000	3,355,000,000
Gain on sale of securities									(99,000,000)	(135,000,000)	(121,000,000)
Other operating activities, primarily with subsidiaries and affiliates									173,000,000	324,000,000	196,000,000
Premium paid on debt exchange									0	0	(541,000,000)
Net cash provided by operating activities									5,113,000,000	4,478,000,000	2,405,000,000
Cash Flows from Investing Activities
Sales of available-for-sale investment securities									111,000,000	157,000,000	118,000,000
Purchase of premises and equipment									(39,000,000)	(39,000,000)	(38,000,000)
Loans to subsidiaries and affiliates									(2,574,000,000)	1,498,000,000	(1,601,000,000)
Investments in subsidiaries and affiliates									0	0	(11,000,000)
Net cash (used in) provided by investing activities									(2,502,000,000)	1,616,000,000	(1,532,000,000)
Cash Flows from Financing Activities
(Principal payments on) / issuance of long term debt									(655,000,000)	843,000,000	0
Short-term debt of subsidiaries and affiliates									5,118,000,000	(1,497,000,000)	1,421,000,000
Issuance of American Express preferred shares									742,000,000	0	0
Issuance of American Express common shares and other									362,000,000	721,000,000	443,000,000
Repurchase of American Express common shares									(4,389,000,000)	(3,943,000,000)	(3,952,000,000)
Dividends paid									(1,041,000,000)	(939,000,000)	(902,000,000)
Net cash provided by (used in) financing activities									137,000,000	(4,815,000,000)	(2,990,000,000)
Net increase (decrease) in cash and cash equivalents									2,748,000,000	1,279,000,000	(2,117,000,000)
Cash and cash equivalents at beginning of year				6,076,000,000				4,797,000,000	6,076,000,000	4,797,000,000	6,914,000,000
Cash and cash equivalents at end of year	$ 8,824,000,000				$ 6,076,000,000				$ 8,824,000,000	$ 6,076,000,000	$ 4,797,000,000